Income taxes (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Income taxes current	R$ 428	R$ 392
Income taxes non-current	R$ 292	253
Deferred tax credits		R$ 892